1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.0%
DISTRIBUTION COMPANIES  — 53.0%
Broadcasting  — 6.9%
10,000 Asahi Broadcasting Group Holdings Corp. $ 43,391
26,000 Beasley Broadcast Group Inc., Cl. A† .... 28,080
6,400 Chubu-Nippon Broadcasting Co. Ltd. ... 23,746
19,000 Cogeco Inc. ..................... 757,882
35,000 Corus Entertainment Inc., OTC, Cl. B .... 59,920
300,000 Corus Entertainment Inc., Toronto, Cl. B . 512,542
33,000 Fox Corp., Cl. A ................... 1,012,440
29,500 Fox Corp., Cl. B ................... 840,750
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 14,439
14,500 Informa plc ..................... 84,058
237,000 ITV plc ......................... 151,576
8,000 Liberty Broadband Corp., Cl. A† ....... 596,800
36,000 Liberty Broadband Corp., Cl. C† ....... 2,656,800
19,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. A† ........... 723,330
69,361 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........... 2,615,603
68,566 Media Prima Berhad ............... 5,989
4,000 Nexstar Media Group Inc. ........... 667,400
27,000 Nippon Television Holdings Inc. ....... 215,843
4,000 NRJ Group ...................... 24,697
3,000 RTL Group SA ................... 95,672
102,000 Sinclair Broadcast Group Inc., Cl. A ..... 1,845,180
33,000 TBS Holdings Inc. ................. 360,941
2,500 TEGNA Inc. ..................... 51,700
30,000 Television Broadcasts Ltd.† .......... 13,300
22,000 Television Francaise 1 .............. 127,103
240,000 TV Azteca SAB de CV† .............. 8,819
13,538,001
Business Services  — 1.2%
6,000 Carlisle Support Sevices Group Ltd.†(a) . 536
5,500 Fluent Inc.† ..................... 7,425
5,500 Impellam Group plc† ............... 31,780
7,800 S&P Global Inc. .................. 2,381,730
2,421,471
Cable  — 9.6%
16,000 AMC Networks Inc., Cl. A† ........... 324,800
150 Cable One Inc. ................... 127,958
3,800 Charter Communications Inc., Cl. A† .... 1,152,730
35,000 Cogeco Communications Inc. ......... 1,827,089
129,000 Comcast Corp., Cl. A ............... 3,783,570
47,500 Liberty Global plc, Cl. A† ............ 740,525
188,000 Liberty Global plc, Cl. C† ............ 3,102,000
19,400 MultiChoice Group ................ 123,946
100,000 Rogers Communications Inc., New York,
Cl. B ......................... 3,854,000
90,000 Shaw Communications Inc., New York,
Cl. B ......................... 2,188,800
Shares
Market
Value
120,000 WideOpenWest Inc.† ............... $ 1,472,400
18,697,818
Computer Software and Services  — 0.3%
1,000 Sciplay Corp., Cl. A† ............... 11,760
23,000 SolarWinds Corp.† ................ 178,250
1,800 Tencent Holdings Ltd. .............. 61,088
5,000 Zoom Video Communications Inc., Cl. A† 367,950
619,048
Consumer Services  — 0.9%
50,000 Bollore SE ...................... 231,390
150 Cie de L'Odet SE .................. 169,353
20,500 IAC Inc.† ....................... 1,135,290
95 JD.com Inc., Cl. A ................. 2,403
150,000 Liberty TripAdvisor Holdings Inc., Cl. A† . 163,500
1,701,936
Diversified Industrial  — 0.4%
30,000 Bouygues SA .................... 789,430
6,000 Malaysian Resources Corp. Berhad ..... 388
789,818
Entertainment  — 12.4%
65,000 Borussia Dortmund GmbH & Co. KGaA† . 212,004
2,000 GAN Ltd.† ...................... 4,440
520,000 Grupo Televisa SAB, ADR ............ 2,797,600
500 Liberty Media Acquisition Corp.† ...... 4,975
90,000 Liberty Media Acquisition Corp., Cl. A† .. 894,600
60,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............. 1,689,000
124,000 Liberty Media Corp.-
Liberty Braves, Cl. C† ............. 3,410,000
8,000 Liberty Media Corp.-
Liberty Formula One, Cl. A† ........ 420,160
30,000 Liberty Media Corp.-
Liberty Formula One, Cl. C† ........ 1,755,000
4,000 M6 Metropole Television SA .......... 48,571
43,020 Madison Square Garden Entertainment
Corp.† ....................... 1,896,752
28,500 Madison Square Garden Sports Corp.† .. 3,894,810
20,500 Naspers Ltd., Cl. N ................ 2,563,395
6,600 Netflix Inc.† ..................... 1,553,904
5,000 Pinterest Inc., Cl. A† ............... 116,500
25,000 Reading International Inc., Cl. A† ...... 82,250
7,700 Reading International Inc., Cl. B† ...... 143,990
6,500 Roku Inc.† ...................... 366,600
40,000 Sirius XM Holdings Inc. ............. 228,400
20,700 Take-Two Interactive Software Inc.† .... 2,256,300
24,339,251
Equipment  — 1.7%
7,200 Amphenol Corp., Cl. A .............. 482,112
57,000 Corning Inc. ..................... 1,654,140

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Equipment (Continued)
35,000 Flex Ltd.† ....................... $ 583,100
5,500 QUALCOMM Inc. ................. 621,390
3,340,742
Financial Services  — 1.5%
50,000 Counter Press Acquisition Corp.† ...... 504,000
4,000 Jardine Matheson Holdings Ltd. ....... 202,560
34,500 Kinnevik AB, Cl. A† ................ 461,341
25,000 Kinnevik AB, Cl. B† ................ 332,503
95,000 Orascom Financial Holding SAE† ...... 972
11,900 PayPal Holdings Inc.† .............. 1,024,233
30,000 Trine II Acquisition Corp., Cl. A† ....... 300,750
32,750 Waterloo Investment Holdings Ltd.†(a) .. 16,375
2,842,734
Food and Beverage  — 0.5%
2,400 Pernod Ricard SA ................. 444,198
2,500 Remy Cointreau SA ................ 418,726
862,924
Information Technology  — 0.3%
12,000 Prosus NV ...................... 634,720
Real Estate  — 2.0%
13,000 American Tower Corp., REIT .......... 2,791,100
3,000 Crown Castle Inc., REIT ............. 433,650
15,000 Midway Investments†(a) ............ 167
75,000 Radius Global Infrastructure Inc., Cl. A† . 706,500
3,931,417
Retail  — 0.6%
7,000 Amazon.com Inc.† ................ 791,000
1,000 Best Buy Co. Inc. ................. 63,340
123,000 Qurate Retail Inc., Cl. A ............. 247,230
1,101,570
Satellite  — 2.1%
140,000 DISH Network Corp., Cl. A† .......... 1,936,200
102,000 EchoStar Corp., Cl. A† .............. 1,679,940
10,000 Iridium Communications Inc.† ........ 443,700
250,000 PT Indosat Tbk ................... 119,028
3,000 SKY Perfect JSAT Holdings Inc. ....... 10,717
4,189,585
Telecommunications: Long Distance  — 1.2%
45,000 AT&T Inc. ....................... 690,300
15,000 BCE Inc. ........................ 628,950
129,000 Telesat Corp.† ................... 1,007,490
4,203 TIM SA, ADR .................... 46,990
2,373,730
Shares
Market
Value
Telecommunications: National  — 5.1%
24,000 Deutsche Telekom AG .............. $ 411,433
54,000 Deutsche Telekom AG, ADR .......... 921,240
14,000 Elisa Oyj ....................... 635,954
1,500 Freenet AG ...................... 28,593
3,605 Hellenic Telecommunications Organization
SA .......................... 52,466
5,600 Itissalat Al-Maghrib ................ 60,646
50,000 Koninklijke KPN NV ................ 135,835
86,000 Liberty Latin America Ltd., Cl. A† ...... 532,340
70,000 Liberty Latin America Ltd., Cl. C† ...... 430,500
45,000 Lumen Technologies Inc. ............ 327,600
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 3,530
155,000 Megacable Holdings SAB de CV ....... 312,240
20,000 Nippon Telegraph & Telephone Corp. .... 539,764
5,000 Oi SA, ADR† ..................... 1
9,000 Orange SA, ADR .................. 80,910
22,000 PLDT Inc., ADR .................. 556,600
6,000 Rostelecom PJSC, ADR†(a) .......... 0
22,500 Shenandoah Telecommunications Co. ... 382,950
55,000 Sitios Latinoamerica SAB de CV† ...... 25,043
22,000 Swisscom AG, ADR ................ 1,030,260
10,000 Telecom Argentina SA, ADR .......... 40,100
260,000 Telecom Italia SpA† ................ 48,491
20,000 Telefonica Brasil SA, ADR ........... 150,400
195,000 Telefonica SA, ADR ................ 631,800
140,000 Telekom Austria AG ................ 810,893
15,172 Telia Co. AB ..................... 43,789
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 173,100
2,400 Telstra Corp. Ltd., ADR ............. 29,568
325,000 VEON Ltd., ADR† ................. 104,000
40,000 Verizon Communications Inc. ......... 1,518,800
10,018,846
Telecommunications: Regional  — 2.4%
116,000 Orange Belgium SA† ............... 2,046,344
80,000 Telephone and Data Systems Inc. ...... 1,112,000
80,000 TELUS Corp. .................... 1,588,800
4,747,144
Wireless Communications  — 3.9%
46,000 Altice USA Inc., Cl. A† .............. 268,180
55,000 America Movil SAB de CV, Cl. L, ADR ... 905,850
26,000 Anterix Inc.† ..................... 928,720
389,058 Jasmine International PCL†(a) ........ 27,024
18,500 Millicom International Cellular SA, SDR† . 213,795
55,000 Operadora De Sites Mexicanos SAB de CV 46,044
19,000 Orascom Investment Holding, GDR† .... 475
20,650 SK Telecom Co. Ltd., ADR ........... 397,719
29,000 T-Mobile US Inc.† ................. 3,890,930
30,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 79,800

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Wireless Communications (Continued)
32,000 United States Cellular Corp.† ......... $ 832,960
7,591,497
TOTAL DISTRIBUTION COMPANIES ... 103,742,252
COPYRIGHT/CREATIVITY COMPANIES  — 37.0%
Business Services  — 0.1%
4,500 Light & Wonder Inc.† .............. 192,960
Business Services: Advertising  — 2.1%
1,000 Boston Omaha Corp., Cl. A† .......... 23,040
182,000 Clear Channel Outdoor Holdings Inc.† ... 249,340
65,000 comScore Inc.† .................. 107,250
27,000 JCDecaux SA† ................... 319,389
24,400 Lamar Advertising Co., Cl. A, REIT ..... 2,012,756
10,820 Magnite Inc.† .................... 71,087
1,500 Publicis Groupe SA ................ 71,887
4,000 Ströeer SE & Co. KGaA ............. 151,790
40,000 The Interpublic Group of Companies Inc. . 1,024,000
4,030,539
Computer Hardware  — 2.4%
32,000 Apple Inc. ...................... 4,422,400
9,000 Dell Technologies Inc., Cl. C .......... 307,530
4,729,930
Computer Software and Services  — 7.7%
16,000 Activision Blizzard Inc. .............. 1,189,440
4,000 Actua Corp.† .................... 40
57,000 Alphabet Inc., Cl. A† ............... 5,452,050
12,000 Alphabet Inc., Cl. C† ............... 1,153,800
31,500 eBay Inc. ....................... 1,159,515
30,000 Meta Platforms Inc., Cl. A† .......... 4,070,400
7,000 Microsoft Corp. .................. 1,630,300
300 Red Violet Inc.† .................. 5,196
10,000 Vimeo Inc.† ..................... 40,000
4,000 VMware Inc., Cl. A ................ 425,840
15,126,581
Consumer Products  — 1.5%
9,500 Johnson Outdoors Inc., Cl. A ......... 487,445
15,000 Nintendo Co. Ltd. ................. 606,716
38,000 Nintendo Co. Ltd., ADR ............. 1,936,860
3,031,021
Consumer Services  — 0.1%
1,000 Marriott Vacations Worldwide Corp. .... 121,860
6,000 Peloton Interactive Inc., Cl. A† ........ 41,580
163,440
Electronics  — 5.8%
10,000 CyberOptics Corp.† ................ 537,800
Shares
Market
Value
52,000 IMAX Corp.† .................... $ 734,240
8,500 Intel Corp. ...................... 219,045
3,509 Koninklijke Philips NV .............. 54,003
15,000 Resideo Technologies Inc.† .......... 285,900
148,000 Sony Group Corp., ADR ............. 9,479,400
11,310,388
Entertainment  — 8.9%
7,000 Capcom Co. Ltd. .................. 176,052
79,200 GMM Grammy Public Co. Ltd.† ....... 23,936
6,000 Konami Group Corp. ............... 276,930
12,000 Lions Gate Entertainment Corp., Cl. A† .. 89,160
6,000 Lions Gate Entertainment Corp., Cl. B† .. 41,700
6,600 Live Nation Entertainment Inc.† ....... 501,864
45,000 Manchester United plc, Cl. A ......... 597,150
80,000 Paramount Global, Cl. A ............. 1,723,200
70,000 Paramount Global, Cl. B ............. 1,332,800
13,000 Reservoir Media Inc.† .............. 63,440
4,200 Spotify Technology SA† ............. 362,460
7,000 Square Enix Holdings Co. Ltd. ........ 301,320
17,176 STV Group plc ................... 51,684
120,000 Tencent Music Entertainment Group, ADR† 487,200
42,000 The Marcus Corp. ................. 583,380
33,000 The Walt Disney Co.† .............. 3,112,890
15,000 Ubisoft Entertainment SA† ........... 416,325
30,000 Universal Entertainment Corp.† ....... 386,789
70,000 Universal Music Group NV ........... 1,325,831
315,000 Vivendi SE ...................... 2,461,082
138,000 Warner Bros Discovery Inc.† ......... 1,587,000
27,000 Warner Music Group Corp., Cl. A ...... 626,670
13,000 World Wrestling Entertainment Inc., Cl. A 912,210
17,441,073
Financial Services  — 0.1%
20,000 Waverley Capital Acquisition Corp. 1,
Cl. A† ........................ 195,400
Hotels and Gaming  — 5.3%
40,500 Boyd Gaming Corp. ................ 1,929,825
14,000 Caesars Entertainment Inc.† .......... 451,640
1,400 Churchill Downs Inc. ............... 257,810
63,000 Entain plc ....................... 763,921
1,000 Flutter Entertainment plc† ........... 110,963
30,000 Full House Resorts Inc.† ............ 168,600
19,500 Golden Entertainment Inc.† .......... 680,355
4,200 Greek Organization of Football Prognostics
SA .......................... 50,547
80,000 International Game Technology plc ..... 1,264,000
4,800 Las Vegas Sands Corp.† ............ 180,096
170,000 Mandarin Oriental International Ltd.† ... 319,600
29,000 Melco Resorts & Entertainment Ltd., ADR† 192,270
40,000 MGM China Holdings Ltd.† .......... 22,116
23,000 MGM Resorts International .......... 683,560

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Hotels and Gaming (Continued)
4,000 Penn Entertainment Inc.† ............ $ 110,040
32,000 Ryman Hospitality Properties Inc., REIT . 2,354,880
14,500 Wynn Resorts Ltd.† ............... 913,935
10,454,158
Publishing  — 1.6%
18,000 Arnoldo Mondadori Editore SpA ....... 27,026
974,000 Bangkok Post plc† ................ 28,404
3,050 Graham Holdings Co., Cl. B .......... 1,640,839
13,000 Lee Enterprises Inc.† ............... 228,800
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 7,158
8,718 Nation International Edutainment PCL† .. 1,514
27,000 News Corp., Cl. A ................. 407,970
3,500 News Corp., Cl. B ................. 53,970
6,779 Novus Holdings Ltd. ............... 1,146
53,000 The E.W. Scripps Co., Cl. A† .......... 597,310
1,800 Wolters Kluwer NV ................ 176,268
3,170,405
Real Estate  — 1.4%
2,500 Equinix Inc., REIT ................. 1,422,100
81,000 Outfront Media Inc., REIT ........... 1,230,390
2,652,490
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 72,498,385
TOTAL COMMON STOCKS ......... 176,240,637
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 30,400
PREFERRED STOCKS  — 0.4%
DISTRIBUTION COMPANIES  — 0.4%
Broadcasting  — 0.1%
5,500 Liberty Broadband Corp., Ser. A, 7.000% . 137,060
Retail  — 0.3%
12,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 546,480
TOTAL DISTRIBUTION COMPANIES ... 683,540
TOTAL PREFERRED STOCKS ........ 683,540
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Financial Services  — 0.0%
37,500 Counter Press Acquisition Corp., expire
02/09/27† ..................... 2,271
25,000 Trine II Acquisition Corp., expire 12/31/27† 2,752
5,023
Shares
Market
Value
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... $ 8
TOTAL DISTRIBUTION COMPANIES ... 5,031
COPYRIGHT/CREATIVITY COMPANIES  — 0.0%
Financial Services  — 0.0%
1 Waverley Capital Acquisition Corp. 1,
expire 04/30/27† ................ 0
TOTAL WARRANTS .............. 5,031
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 9.6%
$ 18,904,000 U.S. Treasury Bills,
1.542% to 3.271%††, 11/25/22 to
12/29/22 ...................... 18,799,633
TOTAL INVESTMENTS — 100.0% ....
(Cost $228,208,625) ............. $ 195,759,241
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 76.3% $ 149,295,509
Europe .............................. 11.4 22,319,812
Japan ............................... 7.3 14,358,468
Latin America ....................... 2.2 4,386,015
South Africa ......................... 1.4 2,688,486
Asia/Pacific ......................... 1.4 2,648,858
Africa/Middle East ................... 0.0 * 62,093
Total Investments ................... 100.0% $ 195,759,241
* Amount represents less than 0.05%.